Notes to the interim condensed consolidated statement of financial position - Financial debt - Royalty Certificates liabilities (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jan. 18, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Aug. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Financial liabilities	€ 109,998		€ 91,784
Borrowings	73,404		54,083		€ 44,390
Notional Amount | $		$ 25
Financial liabilities, at fair value	€ 110,933		92,594
Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Royalty certificates, effective interest rate	31.90%
Borrowings	€ 7,300		€ 6,300
Financial liabilities, at fair value	€ 9,100
Discount rate, measurement input [member] | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	27.9
Royalty Certificate Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 5,100
Notional Amount				€ 5,100